Restructuring Charges	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges During the year ended December 31, 2025, the Company recognized restructuring charges of $21.9 million. The restructuring charges primarily relate to severance costs resulting from the dismissal of the Company’s Spanish seafarers. The dismissal of the seafarers followed the Company’s decision to restructure the operations of the four steam turbine LNG carriers, which comprise its Spanish fleet, due to the adverse market conditions affecting steam turbine LNG carriers